December 31, 2002

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-LARGE CAP GROWTH FUND

                              IMPORTANT INFORMATION

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including Berger. Berger is now 86% owned by Janus Capital and it is anticipated that Berger will be dissolved.

In connection with the reorganization of Berger, the Berger IPT Funds' Independent Trustees have approved, subject to shareholder approval, the reorganization of the following Berger IPT Fund into a comparable Janus fund:

CURRENT FUND                            PROPOSED ACQUIRING FUND

Berger IPT - Large Cap Growth Fund      Janus Aspen Growth and Income Portfolio

It is anticipated that shareholders will be receiving materials about the proposed reorganizations in January and that a shareholders meeting will be held in March 2003. Your insurance company will generally be passing these materials on to you as a variable contract owner with allocations in the Fund and requesting your vote on these matters.

Also in connection with the reorganization of Berger and effective on December 16, 2002, the Berger IPT Funds' Independent Trustees named Janus Capital interim investment adviser to Berger IPT - Large Cap Growth Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting.

JANUS CAPITAL MANAGEMENT LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206, serves as interim investment adviser to certain Berger Funds. It also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

DAVID J. CORKINS assumed responsibility for managing Berger IPT - Large Cap Growth Fund in December 2002. Mr. Corkins is Portfolio Manager of various Janus accounts. Mr. Corkins joined Janus Capital in 1995 as a research analyst.

You may continue to direct any inquiries you may have regarding your Berger IPT Fund to your insurance company.






This report reflects the financial position of the Fund at December 31,2002 and the results of operations and changes in its net assets for the periods indicated.

                                                Berger IPT-Large Cap Growth Fund
TABLE OF CONTENTS

================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

Portfolio Manager Commentary ............................................. 4

Schedule of Investments .................................................. 5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities ...................................... 8

Statement of Operations .................................................. 9

Statements of Changes in Net Assets ..................................... 10

Notes to Financial Statements ........................................... 11

FINANCIAL HIGHLIGHTS .................................................... 14

REPORT OF INDEPENDENT ACCOUNTANTS ....................................... 15

OTHER MATTERS (UNAUDITED) ............................................... 16

FUND TRUSTEES AND OFFICERS (UNAUDITED) .................................. 17

Shares of the Fund are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans. This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses.

Please read it carefully before you invest. Berger Distributors LLC (2/03)



            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

4

BERGER IPT-
LARGE CAP                 Ticker Symbol                                    BGINX
GROWTH FUND               PORTFOLIO MANAGER COMMENTARY          DAVID J. CORKINS
================================================================================

Effective December 16, 2002, David J. Corkins assumed portfolio management responsibilities for the Berger IPT-Large Cap Growth Fund.

MARKET CONDITIONS

U.S. stocks remained locked in the grip of one of the worst bear markets on record - a market that is nearly as long and ugly as the 1929-1932 bear market. Late in 2001, the market rallied on news of an improving economy. However, the bears returned early in 2002 as the Enron debacle and other corporate scandals and bankruptcies triggered a new crisis of investor confidence. The climate continued to deteriorate as tensions in the Middle East, prospects of war with Iraq, and concerns about a possible slump back into recession undermined what little confidence remained. By year-end, the bear market left nowhere for stocks to hide. Value and growth stocks, small and large stocks, and stocks in virtually every sector succumbed to the malaise.

FUND PERFORMANCE

The Berger IPT-Large Cap Growth Fund (the "Fund") declined 33.64% for the year ended December 31, 2002, compared to a decline of 27.88% in its benchmark, the Russell 1000 Growth Index.(1) These results are very disappointing. Although we decreased the Fund's risk profile by reducing large sector allocations, performance was hurt severely by individual stock selection. Tyco International was the largest cause of this underperformance. We were late in selling the stock because we believed the company's business was solid and its price attractive despite accounting and liquidity questions. We were wrong.

Technology was our poorest performing sector again this year. Capital spending in general and technology spending in particular did not rebound with an improving economy, resulting in disappointing earnings for many companies. Although modestly underweighted in technology, the Fund had large declines in several holdings. VeriSign and Checkpoint were the worst performing stocks and both were sold after reporting poor results and suffering large declines. Analog Devices also dragged down performance and was sold. Technology is a cyclical sector sensitive both to the economic cycle and stock market direction. It should benefit from future recoveries in the economy and participate in market rallies as it did later in 2002. We continue to focus on technology companies such as Dell Computer that are experiencing improvement in their results and outperforming their competitors, which positions them well for the future. The Fund's largest sector - healthcare - was the bright spot this year. Healthcare services did particularly well for the

Fund early in the year and we reduced some positions as strong fundamentals began to be recognized in their valuations. Hospitals and managed care companies had strong pricing momentum resulting in better-than-expected earnings growth. Specifically, Wellpoint Health Networks, a managed care company, and HCA, Inc., a hospital company, performed well for the Fund. Eli Lilly also did well and we sold our position when it reached our price target.

Results were mixed in the consumer sector. Economically sensitive segments, like retail, weakened rapidly later in the year as investors questioned the sustainability of strong consumer spending. Best Buy and Home Depot declined as same store sales slowed. Media and entertainment stocks with poor cash flow, such as Charter and AOL TimeWarner, suffered as investors placed higher priority on this metric than on traditional EBITDA multiples. More defensive names with less economic sensitivity performed better this year. Procter and Gamble, a new holding, did well as both revenue and earnings growth increased.

Financial stocks generally dropped in line with the market. Growth in this sector was difficult to come by as loan growth slowed and fee income was pressured by the market's decline. Deteriorating credit quality was a problem for many consumer finance companies, especially credit card issuers. Capital One, a previously fast-growing card issuer, suffered a steep decline and was sold. Fifth Third Bancorp., a long-term holding, was able to buck these trends and continued to perform well.

(1)The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

OPINIONS AND FORECASTS REGARDING SECTORS, INDUSTRIES, COMPANIES AND/OR THEMES ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION OF ANY SPECIFIC SECURITY. PORTFOLIO HOLDINGS AND COMPOSITION ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Performance information provided in this report does not reflect the deduction of taxes shareholders may pay on Fund distributions or the redemption of Fund shares. Due to market volatility, the Fund's current performance may be lower than the figures shown. Please visit our web site at www.berger.com for more current performance information.

Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

                                                Berger IPT-Large Cap Growth Fund

PERFORMANCE OVERVIEW
================================================================================

BERGER IPT-LARGE CAP GROWTH FUND-- GROWTH OF $10,000

[GRAPH]


Berger IPT-Large Cap Growth Fund        $12,258

Russell 1000 Growth Index                $12,183


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31,2002

One Year                                 (33.64)%

Five Year                                 (2.52)%

Life of Fund (5/1/96)                      3.10%

================================================================================

SCHEDULE OF INVESTMENTS

                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Common Stock (94.77%)
Aerospace/Defense (0.52%)
           761    General Dynamics Corp.                        $         60,401
--------------------------------------------------------------------------------

Beverages - Alcoholic (1.50%)
         3,592    Anheuser-Busch Companies, Inc.                         173,853
--------------------------------------------------------------------------------

Beverages - Soft Drinks (2.29%)
         5,287    Coca-Cola Co.                                          231,677
         1,524    Coca-Cola Enterprises, Inc.                             33,101
--------------------------------------------------------------------------------
                                                                         264,778
--------------------------------------------------------------------------------

Banks - Money Center (3.02%)
         9,917    Citigroup, Inc.                                        348,979
--------------------------------------------------------------------------------

Banks - Super Regional (1.25%)
         1,029    Fifth Third Bancorp.                                    60,248
         2,745    U.S. Bancorp.                                           58,249
           566    Wells Fargo & Co.                                       26,528
--------------------------------------------------------------------------------
                                                                         145,025
--------------------------------------------------------------------------------

Building - Construction Products/Miscellaneous (0.25%)
           840    The Stanley Works                                       29,047
--------------------------------------------------------------------------------

Building - Residential/Commercial (0.57%)
           204    NVR, Inc.*                                              66,402
--------------------------------------------------------------------------------

Commercial Services - Advertising (0.31%)

         1,065    Lamar Advertising Co.*                                  35,837
--------------------------------------------------------------------------------


                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Common Stock (94.77%) - Continued
Commercial Services - Miscellaneous (0.97%)
         2,846    Automatic Data Processing, Inc.               $        111,705
--------------------------------------------------------------------------------

Computer - Manufacturers (3.23%)
         7,221    Dell Computer Corp.*                                   193,090
         2,330    International Business Machines Corp.                  180,575
--------------------------------------------------------------------------------
                                                                         373,665
--------------------------------------------------------------------------------

Computer - Networking (1.00%)
         8,860    Cisco Systems, Inc.*                                   116,066
--------------------------------------------------------------------------------

Computer Software - Desktop (5.29%)
        11,838    Microsoft Corp.*                                       612,025
--------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (0.88%)
         2,045    Electronic Arts, Inc.*                                 101,780
--------------------------------------------------------------------------------

Computer Software - Enterprise (1.37%)
        14,641    Oracle Corp.*                                          158,123
--------------------------------------------------------------------------------

Computer Software - Finance (0.42%)

         1,037    Intuit, Inc.*                                           48,656
--------------------------------------------------------------------------------

Cosmetics/Personal Care (1.78%)
         2,050    Colgate-Palmolive Co.                                  107,481
         2,872    Gillette Co.                                            87,194
           330    International Flavors &
                  Fragrances, Inc.                                        11,583
--------------------------------------------------------------------------------
                                                                         206,258
--------------------------------------------------------------------------------

            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

6

BERGER IPT-LARGE CAP
GROWTH FUND

================================================================================

SCHEDULE OF INVESTMENTS

                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Common Stock (94.77%) - Continued
Diversified Operations (7.41%)
         1,080    3M Co.                                        $        133,164
            51    Berkshire Hathaway, Inc.-
                  Class B*                                               123,573
           685    E.I.du Pont de Nemours & Co.                            29,044
        21,165    General Electric Co.                                   515,368
           909    United Technologies Corp.                               56,303
--------------------------------------------------------------------------------
                                                                         857,452
--------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (0.25%)
         2,220    Applied Materials, Inc.*                                28,927
--------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (1.15%)
         1,755    Maxim Integrated Products, Inc.                         57,985
         4,986    Texas Instruments, Inc.                                 74,840
--------------------------------------------------------------------------------
                                                                         132,825
--------------------------------------------------------------------------------

Finance - Consumer/Commercial Loans (0.77%)
         1,480    CIT Group, Inc.- Class A*                               29,008
         3,178    MBNA Corp.                                              60,446
--------------------------------------------------------------------------------
                                                                          89,454
--------------------------------------------------------------------------------

Finance - Investment Brokers (1.71%)
         1,640    Goldman Sachs Group, Inc.                              111,684
         1,495    Merrill Lynch & Co., Inc.                               56,735
           727    Morgan Stanley Dean Witter & Co.                        29,022
--------------------------------------------------------------------------------
                                                                         197,441
--------------------------------------------------------------------------------

Finance - Mortgage & Related Services (4.82%)
         2,088    Doral Financial Corp.                                   59,717
         5,473    Fannie Mae                                             352,078
         2,460    Freddie Mac                                            145,263
--------------------------------------------------------------------------------
                                                                         557,058
--------------------------------------------------------------------------------

Finance - Savings & Loan (0.60%)
           966    Golden West Financial Corp.                             69,368
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (0.67%)
         2,196    American Express Co.                                    77,629
--------------------------------------------------------------------------------

Food - Miscellaneous Preparation (3.26%)
         1,587    General Mills, Inc.                                     74,510
           850    Kellogg Co.                                             29,129
           905    Kraft Foods, Inc.- Class A                              35,232
         5,645    Pepsico, Inc.                                          238,332
--------------------------------------------------------------------------------
                                                                         377,203
--------------------------------------------------------------------------------

Insurance - Accident & Health (0.25%)
           944    AFLAC, Inc.                                             28,433
--------------------------------------------------------------------------------

Insurance - Brokers (2.17%)
         2,377    Brown & Brown, Inc.                                     76,825
         3,779    Marsh & McLennan Cos.                                  174,627
--------------------------------------------------------------------------------
                                                                         251,452
--------------------------------------------------------------------------------

                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Common Stock (94.77%) - Continued
Insurance - Diversified (2.25%)
         4,501    American International Group,Inc.             $        260,383
--------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (0.51%)
           730    MGIC Investment Corp.                                   30,149
           589    The Progressive Corp.                                   29,232
--------------------------------------------------------------------------------
                                                                          59,381
--------------------------------------------------------------------------------

Internet - E*Commerce (0.37%)
           626    eBay, Inc.*                                             42,455
--------------------------------------------------------------------------------

Leisure - Hotels & Motels (0.10%)
           485    Starwood Hotels & Resorts
                  Worldwide, Inc.                                         11,514
--------------------------------------------------------------------------------

Leisure - Products (0.62%)
         1,557    Harley-Davidson, Inc.                                   71,933
--------------------------------------------------------------------------------

Leisure - Services (0.48%)
         3,431    Disney (Walt) Co.                                       55,960
--------------------------------------------------------------------------------

Leisure - Toys/Games/Hobby (0.62%)
         3,730    Mattel, Inc.                                            71,429
--------------------------------------------------------------------------------

Media - Books (0.25%)
           478    McGraw-Hill Companies, Inc.                             28,890
--------------------------------------------------------------------------------

Media - Cable/Satellite Tv (2.31%)
         5,215    Comcast Corp.- Class A*                                122,917
        16,120    Liberty Media Corp.- Class A*                          144,113
--------------------------------------------------------------------------------
                                                                         267,030
--------------------------------------------------------------------------------

Media - Newspapers (0.63%)
         1,609    Tribune Co.                                             73,145
--------------------------------------------------------------------------------

Media - Radio/TV (1.81%)
           893    Clear Channel Communications, Inc.*                     33,300
         4,311    Viacom, Inc.- Class B*                                 175,716
--------------------------------------------------------------------------------
                                                                         209,016
--------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (1.25%)
         3,001    Amgen, Inc.*                                           145,068
--------------------------------------------------------------------------------

Medical - Drug/Diversified (3.85%)
         5,356    Abbott Laboratories                                    214,240
         4,308    Johnson & Johnson                                      231,383
--------------------------------------------------------------------------------
                                                                         445,623
--------------------------------------------------------------------------------

Medical - Ethical Drugs (8.26%)
           948    Forest Laboratories, Inc.*                              93,113
         3,281    Merck & Co., Inc.                                      185,737
        17,223    Pfizer, Inc.                                           526,507
         4,002    Wyeth                                                  149,675
--------------------------------------------------------------------------------
                                                                         955,032
--------------------------------------------------------------------------------


Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

                                                Berger IPT-Large Cap Growth Fund


================================================================================

SCHEDULE OF INVESTMENTS

                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (94.77%) - CONTINUED
Medical - Genetics (0.31%)
         1,069    Genentech, Inc.*                              $         35,448
--------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (1.68%)
         1,984    UnitedHealth Group, Inc.                               165,664
           395    Wellpoint Health Networks, Inc.*                        28,108
--------------------------------------------------------------------------------
                                                                         193,772
--------------------------------------------------------------------------------

Medical - Hospitals (0.50%)
         1,397    HCA, Inc.                                               57,976
--------------------------------------------------------------------------------

Medical - Products (2.93%)
           715    Baxter International, Inc.                              20,020
         1,794    Boston Scientific Corp.*                                76,281
         4,505    Medtronic, Inc.                                        205,428
           547    Stryker Corp.                                           36,715
--------------------------------------------------------------------------------
                                                                         338,444
--------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (0.47%)
           922    Cardinal Health, Inc.                                   54,573
--------------------------------------------------------------------------------

Metal Ores - Miscellaneous (0.37%)
         1,895    Alcoa, Inc.                                             43,168
--------------------------------------------------------------------------------

Metal Products - Fasteners (0.26%)
           454    Illinois Tool Works, Inc.                               29,446
--------------------------------------------------------------------------------

Oil & Gas - Canadian Exploration & Production (0.25%)
           935    EnCana Corp.                                            29,079
--------------------------------------------------------------------------------

Oil & Gas - Field Services (0.68%)
         1,854    Schlumberger Ltd.                                       78,035
--------------------------------------------------------------------------------

Oil & Gas - International Integrated (2.02%)
         6,685    Exxon Mobil Corp.                                      233,574
--------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (0.33%)
           795    Anadarko Petroleum Corp.                                38,081
--------------------------------------------------------------------------------

Pollution Control - Services (0.10%)
           505    Waste Management, Inc.                                  11,575
--------------------------------------------------------------------------------

Retail - Apparel/Shoe (0.49%)
         2,929    The TJX Companies, Inc.                                 57,174
--------------------------------------------------------------------------------

Retail - Department Stores (0.47%)
           972    Kohls Corp.*                                            54,383
--------------------------------------------------------------------------------

Retail - Drug Stores (0.50%)
         2,336    CVS Corp.                                               58,330
--------------------------------------------------------------------------------


                                                                December 31,2002
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (94.77%) - CONTINUED
Retail - Major Discount Chains (2.98%)
         1,037    Costco Wholesale Corp.*                       $         29,098
         2,752    Target Corp.                                            82,560
         4,616    Wal-Mart Stores, Inc.                                  233,154
--------------------------------------------------------------------------------
                                                                         344,812
--------------------------------------------------------------------------------

Retail/Wholesale - Building Products (1.96%)
         2,289    Home Depot, Inc.                                        54,844
         4,567    Lowe's Companies, Inc.                                 171,263
--------------------------------------------------------------------------------
                                                                         226,107
--------------------------------------------------------------------------------

Retail/Wholesale - Food (1.23%)
         1,729    Performance Food Group Co.*                             58,715
         2,791    Sysco Corp.                                             83,144
--------------------------------------------------------------------------------
                                                                         141,859
--------------------------------------------------------------------------------

Soap & Cleaning Preparations (2.04%)
         2,746    Procter & Gamble Co.                                   235,991
--------------------------------------------------------------------------------

Telecommunications - Equipment (2.28%)
         2,845    QUALCOMM, Inc.*                                        103,530
         8,064    UTStarcom, Inc.*                                       159,909
--------------------------------------------------------------------------------
                                                                         263,439
--------------------------------------------------------------------------------

Telecommunications - Services (0.80%)
         3,410    SBC Communications, Inc.                                92,445
--------------------------------------------------------------------------------

Transportation - Air Freight (0.80%)
         1,700    FedEx Corp.                                             92,174
--------------------------------------------------------------------------------

Transportation - Airlines (0.10%)
           810    Southwest Airlines Co.                                  11,259
--------------------------------------------------------------------------------

Transportation - Services (0.20%)
           755    C.H. Robinson Worldwide, Inc.                           23,556
--------------------------------------------------------------------------------
Total Common Stock
(Cost $11,642,705)                                                    10,961,401
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (0.72%)
       $83,000    State Street Repurchase Agreement;
                  0.80%, 01/02/03#                                        83,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $83,000)                                                            83,000
--------------------------------------------------------------------------------
Total Investments (Cost $11,725,705) (95.49%)                         11,044,401
Total Other Assets, Less Liabilities (4.51%)                             521,492
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $11,565,893
--------------------------------------------------------------------------------


* Non-income producing security
# - The repurchase agreement is fully collateralized by Freddie Mac Agency Note with a value of $87,730.

See notes to financial statements.


            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

8

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                               December 31, 2002
------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                 $11,725,705
------------------------------------------------------------------------------------------------
Investments, at value                                                                $11,044,401
Cash                                                                                         935
Receivables
  Investment securities sold                                                           1,008,529
  Dividends                                                                               12,829
  Interest                                                                                    90
------------------------------------------------------------------------------------------------
      Total Assets                                                                    12,066,784
------------------------------------------------------------------------------------------------

LIABILITIES
Payables
   Investment securities purchased                                                       433,771
   Fund shares redeemed                                                                   46,569
Accrued investment advisory fees                                                           7,862
Accrued custodian and accounting fees                                                        790
Accrued transfer agent fees                                                                  159
Accrued audit fees                                                                        11,740
------------------------------------------------------------------------------------------------
        Total Liabilities                                                                500,891
------------------------------------------------------------------------------------------------

Net Assets Applicable to Shares Outstanding                                          $11,565,893
------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                              $36,371,171
Undistributed net investment income                                                           --
Accumulated net realized loss on securities and foreign currency transactions        (24,123,974)
Net unrealized depreciation on securities and foreign currency transactions             (681,304)
------------------------------------------------------------------------------------------------
                                                                                     $11,565,893
------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01,unlimited shares authorized)                       1,037,045
------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $11.15
------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

Financial Statements and Notes                  Berger IPT-Large Cap Growth Fund

================================================================================

STATEMENT OF OPERATIONS


                                                                                      Year Ended
                                                                               December 31, 2002
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign tax withholding of $1,009)                               $   149,389
  Interest                                                                                11,131
------------------------------------------------------------------------------------------------
      Total Income                                                                       160,520
------------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                               159,195
  Accounting fees                                                                          2,428
  Custodian fees                                                                          10,467
  Transfer agent fees                                                                        191
  Registration fees                                                                          310
  Audit and tax fees                                                                      18,685
  Legal fees                                                                                 504
  Trustees' fees and expenses                                                              1,803
  Shareholder reporting fees                                                               6,004
  Interest expense                                                                         1,226
  Other expenses                                                                             883
------------------------------------------------------------------------------------------------
    Gross Expenses                                                                       201,696
    Less brokerage credits                                                                (1,572)
    Less earnings credits                                                                   (225)
------------------------------------------------------------------------------------------------
    Net Expenses                                                                         199,899
------------------------------------------------------------------------------------------------
    Net Investment Loss                                                                  (39,379)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                     (8,566,047)
Net change in unrealized depreciation on securities and foreign currency
  transactions                                                                          (944,169)
------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions      (9,510,216)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(9,549,595)
------------------------------------------------------------------------------------------------

See notes to financial statements.

            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Years Ended December 31,
                                                                          2002               2001
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $    (39,379)     $    197,293
Net realized loss on securities and foreign currency transactions       (8,566,047)      (13,189,923)
Net change in unrealized depreciation on securities
         and foreign currency transactions                                (944,169)       (1,832,185)
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                    (9,549,595)      (14,824,815)
----------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Distributions                                                             (194,873)         (165,689)
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders             (194,873)         (165,689)
----------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTION
Proceeds from shares sold                                                2,427,470        10,013,728
Net asset value of shares issued in reinvestment of distributions          194,873           165,689
Payments for shares redeemed                                           (14,634,860)      (17,884,960)
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from Fund Share Transactions        (12,012,517)       (7,705,543)
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                             (21,756,985)      (22,696,047)

NET ASSETS
Beginning of period                                                     33,322,878        56,018,925
----------------------------------------------------------------------------------------------------
End of period                                                         $ 11,565,893      $ 33,322,878
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                   $         --      $    195,952
----------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                                172,679           479,614
Shares issued to shareholders in reinvestment of distributions              17,572             9,746
Shares redeemed                                                         (1,102,500)         (977,726)
----------------------------------------------------------------------------------------------------
Net Decrease in Shares                                                    (912,249)         (488,366)
Shares outstanding, beginning of period                                  1,949,294         2,437,660
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                        1,037,045         1,949,294
----------------------------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

                                                Berger IPT-Large Cap Growth Fund

NOTES TO FINANCIAL
STATEMENTS
December 31, 2002                                 Financial Statements and Notes

================================================================================

1. Organization and Significant Accounting Policies

Organization

Berger IPT-Large Cap Growth Fund (the "Fund") (formerly Berger IPT-Growth and Income Fund) is a series of the Berger Institutional Products Trust (the "Trust"), Delaware business trust, established on October 17, 1995 The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue unlimited number of shares of beneficial interest in series portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Small Company Growth Fund and Berger IPT International Fund (collectively the "Funds") are the only portfolios established under the Trust.

The Trust is registered under the Investment Company Act 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assess able when issued. All shares issued by a particular Fund participate equally in dividends and other distributions that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Fund's investment adviser, announced intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). This transaction was effective on December 31, 2002. As a result, Berger will be consolidated into Janus Capital and Berger will cease to exist.

In connection with the anticipated reorganization of Berger and effective on December 16, 2002, the Fund's trustees named Janus Capital as interim investment adviser to the Fund pursuant to an Interim Advisory Agreement Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at a shareholders' meeting scheduled for March 2003. Also in connection with the anticipated reorganization of Berger, the Funds' trustees approved, subject to shareholder approval, the reorganization of the Berger IPT-Large Cap Growth Fund into the Janus Aspen Growth and Income Portfolio.

Effective May 1, 2001, the trustees of the Berger IPT Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective. As a result, the Fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding.

            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
December 31, 2002

================================================================================

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Until December 15,2002,Berger served as the investment adviser to the Fund. As compensation for its services to the Fund, Berger received an investment advisory fee according to the following annual rates of average daily net assets: .75% of the first $500 million;.70% of the next $500 million; and .65% over $1 billion. Such fee is accrued daily and paid monthly. Berger agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceeded 1.00% of the average daily net assets of the Fund.

In conjunction with the Interim Advisory Agreement that was effective on December 16, 2002, Janus Capital now serves as investment adviser to the Fund. As such, Janus Capital now receives an investment advisory fee according to terms equivalent to the previous agreement with Berger, including any applicable reductions due to advisory fee waivers or expense reimbursements to the extent that normal operating expenses in any fiscal year exceed 1.00% of the average daily net assets of the Fund. Any such fees will be placed in escrow until such time as shareholders have ratified the Interim Advisory Agreement.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings credits on the Statement of Operations.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership by Janus Capital, provides shareholder accounting services to the Fund. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to 75% of the brokerage commissions paid to DSTS as credits against transfer agent fees and expenses. Such credits, if any, are included with other credits received from transactions effected through agreements with unaffiliated broker-dealers as Brokerage Credits on the Statement of Operations. Brokerage commissions paid, credits received and fees paid to DST for shareholder accounting services for the year ended December 31, 2002, were as follows:

                      Commissions               Credit                   Fees
--------------------------------------------------------------------------------
Fund                         $ --                 $ --                   $191



Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

================================================================================

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services by the Funds. Such fees are allocated among the entire Berger Funds complex. For the year ended December 31, 2002, such trustees' fees and expenses totaled $1,803 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $22,346,154 and $33,497,271, respectively, for the year ended December 31, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4. Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends to shareholders was $194,873 of ordinary income distributions. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                           TAX COMPONENTS OF CAPITAL

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                       $13,224,641
Tax appreciation                                                         382,106
Tax depreciation                                                      (2,562,346)
 Net tax appr./(depr.)                                                (2,180,240)
Undist. ordinary income                                                       --
Accumulated capital losses                                           (22,413,331)
Post-October loss deferral                                              (211,707)
Cumulative effect of other timing differences                                 --
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital losses represent net capital loss carryovers, which may be used to offset future realized capital gains for federal income tax purposes, and expire in 2008, 2009 and 2010. During the year ended December 31, 2002, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2003.

5. Line of Credit

The Fund is party to an ongoing agreement with State Street that allows Berger Funds, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2002.


            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

14

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

For a Share Outstanding Throughout the Period

                                                                            Years Ended December 31,
                                              -----------------------------------------------------------------------------------
                                                  2002               2001              2000              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      17.09        $      22.98     $      26.45      $       16.63    $     13.39
---------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                      (0.03)(2)            0.12             0.05               0.02           0.10
   Net realized and unrealized gains (losses)
      from investments and foreign currency
      transactions                                   (5.72)(2)           (5.92)           (2.90)              9.80           3.25
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.75)              (5.80)           (2.85)              9.82           3.35
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)            (0.19)              (0.09)              --                 --          (0.11)
   Distributions (from capital gains)                   --                  --            (0.62)                --             --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    (0.19)              (0.09)           (0.62)                --          (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      11.15        $      17.09     $      22.98       $      26.45    $     16.63
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                        (33.64)%            (25.26)%         (10.75)%            59.05%         25.03%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
   Net assets,end of period                   $ 11,565,893        $ 33,322,878     $ 56,018,925       $ 24,871,949    $ 9,084,022
   Net expense ratio to average net assets(1)         0.95%               0.89%            0.90%              1.00%          1.00%
   Ratio of net investment income (loss)
      to average net assets                          (0.19)%              0.47%            0.38%              0.10%          1.10%
   Gross expense ratio to average net assets          0.95%               0.89%            0.90%              1.19%          1.99%
   Portfolio turnover rate                             108%                102%              64%               149%           426%


(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Per share calculations for the period were based on average shares outstanding.

See notes to financial statements.


Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

REPORT OF INDEPENDENT
ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - Large Cap Growth Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP


Denver, Colorado
January 31, 2003


            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

16

OTHER MATTERS
(UNAUDITED)

================================================================================

DIVIDENDS RECEIVED DEDUCTION INFORMATION

For the fiscal year ended December 31, 2002, 74.74% of the ordinary income distributions declared by the Fund qualified for the dividends received deduction available to corporate shareholders.

Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trust.

                      POSITION(S)                                                    NUMBER OF
                      HELD WITH THE                                                  FUNDS IN FUND
NAME, ADDRESS         TRUST AND                                                      COMPLEX        OTHER
AND DATE OF           LENGTH OF                                                      OVERSEEN BY    DIRECTORSHIPS
BIRTH                 TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   TRUSTEE        HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of    Dean of Zayed University (since September            17        N/A
210 University        the Board      2000). Formerly self-employed as a financial
Blvd.                 (31 years)     and management consultant, and in real estate
Suite 800                            development (from June 1999 to September
Denver, CO 80206                     2000). Dean (from 1993 to June 1999),and a
                                     member of the Finance faculty (from 1989 to
                                     1993), of the College of Business, Montana
                                     State University. Formerly, Chairman and
                                     Chief Executive Officer of Royal Gold, Inc.
DOB:1937                             (mining) (1976 to 1989).
--------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Trustee        President, Baldwin Financial Counseling (since       17        N/A
210 University        (11 years)     July 1991). Formerly, Vice President and Denver
Blvd.                                Office Manager of Merrill Lynch Capital Markets
Suite 800                            (1978 to 1990).
Denver, CO 80206

DOB:1928
--------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of  General Partner/Managing Principal (since            17        N/A
Cattanach             the Board      September 1987), Sovereign Financial
210 University        (8 years)      Services, Inc. (financial consulting and
Blvd.                                management firm). Executive Vice President
Suite 800                            (1981 to 1988), Captiva Corporation, Denver,
Denver, CO 80206                     Colorado (private investment management firm).
                                     Ph.D. in Finance (Arizona State University);
DOB:1945                             Chartered Financial Analyst (CFA).
--------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Trustee        Executive Officer of DST Systems, Inc. ("DST"), a    17        Director and Vice
210 University        (8 years)      publicly traded information and transaction                    President (February
Blvd.                                processing company, which acts as the Funds'                   1998 to November
Suite 800                            transfer agent (since October 2000). DST is 33%                2000) of West Side
Denver, CO 80206                     owned by Janus Capital Group Inc., which                       Investments, Inc.
                                     indirectly owns approximately 86% of Berger                    (investments), a
DOB:1945                             Financial Group LLC. Mr. Knapp owns common shares              wholly owned sub-
                                     and options convertible into common shares of DST              sidiary of DST
                                     which, in the aggregate and assuming exercise                  Systems, Inc.
                                     of the options, would result in his owning less
                                     than 1/2 of 1% of DST's common shares. Mr. Knapp
                                     is also President of Vermont Western Assurance,
                                     Inc., a wholly owned subsidiary of DST Systems
                                     (since December 2000). President, Chief Executive
                                     Officer and a director (September 1997 to October
                                     2000) of DST Catalyst, Inc., an international
                                     financial markets consulting, software and
                                     computer services company, (now DST
                                     International, a subsidiary of DST). Previously
                                     (1991 to October 2000), Chairman, President,
                                     Chief Executive Officer and a director of
                                     Catalyst Institute (international public policy
                                     research organization focused primarily on
                                     financial markets and institutions); also (1991
                                     to September 1997), Chairman, President, Chief
                                     Executive Officer and a director of Catalyst
                                     Consulting (international financial institutions
                                     business consulting firm).
--------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.   Trustee        Lewis Investments (since June 1988)                  17        Director, J.D. Edwards
210 University        (15 years)     (self-employed private investor). Formerly,                    & Co. (1995 to March 2002);
Blvd.                                Senior Vice President, Rocky Mountain Region, of               Director, National Fuel
Suite 800                            Dain Bosworth Incorporated and member of that                  Corporation (oil & gas
Denver, CO 80206                     firm's Management Committee (1981 to 1988)                     production); Advisory
                                                                                                    Director, Otologics, LLC,
DOB:1933                                                                                            (implantable hearing aid)
                                                                                                    (since 1999); Member of
                                                                                                    Community Advisory Board,
                                                                                                    Wells Fargo Bank-Denver
--------------------------------------------------------------------------------------------------------------------------------


            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                      POSITION(S)                                                    NUMBER OF
                      HELD WITH THE                                                  FUNDS IN FUND
NAME,ADDRESS          TRUST AND                                                      COMPLEX        OTHER
AND DATE OF           LENGTH OF                                                      OVERSEEN BY    DIRECTORSHIPS
BIRTH                 TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   TRUSTEE        HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
William Sinclaire     Trustee       President (since January 1998), Santa Clara LLC        17       N/A
210 University        (31 years)    (privately owned agriculture company). President
Blvd.                               (January 1963 to January 1998), Sinclaire Cattle
Suite 800                           Co. (privately owned agricultural company).
Denver, CO 80206

DOB:1928
--------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates       Trustee       President (since 1990),Chancellor and Professor of     17       Member, Board of Directors,
210 University        (1 1/2 years) Chemistry - Department of Chemistry, of Colorado                Adolph Coors Company
Blvd.                               State University. Formerly Executive Vice President             (brewing company)
Suite 800                           and Provost (1983 to 1990), Academic Vice                       Industrial Capital Bank
Denver, CO 80206                    President and Provost (1981 to 1983) and Professor              (1999 to 2000); Member,
                                    of Chemistry (1981 to 1990) of Washington State                 Board of Directors,
DOB:1941                            (since 1998); University. Vice President and                    Centennial Bank of the
                                    University Dean for Graduate Studies Member, Board of           West (since 2001)
                                    and Research and Professor of Chemistry of the
                                    University of Directors, Dominion Cincinnati (1977
                                    to 1981).
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
--------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*    President and  President and a director since May 1999 (Executive     17       Audit Committee Member of
210 University       Trustee of the Vice President from February 1999 to May 1999) of               the Public Employees'
Blvd.                Trust (since   Berger Growth Fund and Berger Large Cap Growth Fund.            Retirement Association of
Suite 800                           President and a trustee since May 1999 (Executive               Colorado (pension plan)
Denver, CO 80206                    Vice President from February 1999 to May 1999)                  from November 1997 to
                                    May 1999) of Berger Investment Portfolio Trust,                 December 2001.
DOB:1949                            Berger Institutional Products Trust, Berger Worldwide
                                    Funds Trust, Berger Worldwide Portfolios Trust and
                                    Berger Omni Investment Trust. President and Chief
                                    Executive Officer since June 1999 (Executive Vice
                                    President from February 1999 to June 1999) of
                                    Berger Financial Group LLC. Director, President
                                    and Chief Executive Officer of Stilwell Management,
                                    Inc. (from September 1999 to December 2002)
                                    President and Chief Executive Officer of Berger/Bay
                                    Isle LLC (from May 1999 to December 2002).
                                    Self-employed as a consultant from July 1995 through
                                    February 1999. Director of Wasatch Advisors
                                    (investment management) from February 1997 to
                                    February 1999.
--------------------------------------------------------------------------------------------------------------------------------

*Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).

Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

================================================================================

                           POSITION(S)
                           HELD WITH THE
NAME,ADDRESS               TRUST AND
AND DATE OF                LENGTH OF
BIRTH                      TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------------------------------------
Janice M. Teague*          Vice President      Vice President (since November 1998) and Assistant Secretary
210 University             of the Trust        (since February 2000 and previously from September 1996 to
Blvd.                      (since November     November 1998) and Secretary (November 1998 to February
Suite 800                  1998) and           2000) of the Berger Funds. Vice President (since October 1997),
Denver, CO 80206           Assistant           Secretary (since November 1998) and Assistant Secretary
                           Secretary (since    (October 1996 through November 1998) with Berger Financial
DOB:1954                   February 2000)      Group LLC. Vice President and Secretary with Berger Distributors LLC
                                               (since August 1998). Vice President and Secretary of Bay Isle
                                               Financial LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996).
-------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*          Vice President      Vice President of the Berger Funds (since March 2001). Vice
210 University             of the Trust        President (since September 1999) and Chief Operating Officer
Blvd.                      (since March        (since November 2000) of Berger Financial Group LLC. Manager
Suite 800                  2001)               (since September 1999) and Director (June 1999 to September
Denver, CO 80206                               1999) of Berger Distributors LLC. Vice President-Operations (February
                                               1999 to November 2000) of Berger Financial Group LLC. Associate
DOB:1964                                       (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to
                                               November 1998) and Director of Research and Development (May 1996
                                               to February 1997) of Berger Financial Group LLC.
-------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*          Vice President      Vice President of the Berger Funds (since February 2000). Vice
210 University             of the Trust        President (since June 1999) and Chief Legal Officer (since August
Blvd.                      (since February     2000) with Berger Financial Group LLC. President, Chief
Suite 800                  2000)               Executive Officer, Manager (since December 2002), Vice President
Denver, CO 80206                               (from September 2001 to December 2002) and Chief Compliance
                                               Officer (since September 2001) with Berger Distributors LLC.
DOB:1965                                       Vice President of Bay Isle Financial LLC (since January 2002).
                                               Formerly, Assistant Vice President of Federated Investors, Inc.
                                               (December 1996 through May 1999),and Attorney with the U.S.
                                               Securities and Exchange Commission (June 1990 through December
                                               1996).
-------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie*           Vice President      Vice President of the Berger Funds (since November 1998).Vice
210 University             of the Trust        President (since February 1997),Treasurer and Chief Financial
Blvd.                      (since November     Officer (since March 2001) and Chief Compliance Officer (from
Suite 800                  1998)               August 1994 to March 2001) with Berger Financial Group LLC.
Denver, CO 80206                               Vice President (since May 1996),Treasurer and Chief Financial
                                               Officer (since March 2001) and Chief Compliance Officer (from
DOB:1958                                       May 1996 to September 2001) with Berger Distributors LLC.
-------------------------------------------------------------------------------------------------------------------


            Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

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20

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

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
                           POSITION(S)
                           HELD WITH THE
NAME,ADDRESS               TRUST AND
AND DATE OF                LENGTH OF
BIRTH                      TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------------------------------------
John A. Paganelli*         Vice President      Vice President (since November 1998),Treasurer (since March
210 University             (since November     2001) and Assistant Treasurer (November 1998 to March 2001)
Blvd.                      1998) and           of the Berger Funds. Vice President (since November 1998) and
Suite 800                  Treasurer (since    Manager of Accounting (January 1997 through November 1998)
Denver, CO 80206           March 2001)         with Berger Financial Group LLC. Formerly, Manager of
                           of the Trust        Accounting (December 1994 through October 1996) and Senior
DOB:1967                                       Accountant (November 1991 through December 1994) with
                                               Palmeri Fund Administrators, Inc.
-------------------------------------------------------------------------------------------------------------------
Sue Vreeland*             Secretary of         Secretary of the Berger Funds (since February 2000). Assistant the
210 University            Trust (since         Secretary of Berger Financial Group LLC and Berger Distributors
Blvd.                     February 2000)       LLC (since June 1999) and Bay Isle Financial LLC (since
Suite 800                                      December 2001). Formerly, Assistant Secretary of the Janus
Denver, CO 80206                               Funds (from March 1994 to May 1999),Assistant Secretary of
                                               Janus Distributors, Inc. (from June 1995 to May 1997) and
DOB:1948                                       Manager of Fund Administration for Janus Capital Corporation
                                               (from February 1992 to May 1999).
-------------------------------------------------------------------------------------------------------------------
David C. Price,           Assistant Vice       Assistant Vice President (since March 2001) of the Berger Funds.
CPA*                      President of         Assistant Vice President-Compliance (since March 2001) and the
210 University            Trust (since         Manager-Compliance (October 1998 through March 2001) with
Blvd.                     March 2001)          Berger Financial Group LLC. Formerly, Senior Auditor (August
Suite 800                                      1993 through August 1998) with PricewaterhouseCoopers LLP, a
Denver, CO 80206                               public accounting firm.

DOB:1969
-------------------------------------------------------------------------------------------------------------------
Lance V. Campbell,        Assistant            Assistant Treasurer (since March 2001) of the Berger Funds.
CFA, CPA*                 Treasurer of the     Assistance Vice President (since January 2002) and Manager of
210 University            Trust (since         Investment Accounting (August 1999 through January 2002)
Blvd.                     March 2001)          with Berger Financial Group LLC. Formerly, Senior Auditor
Suite 800                                      (December 1998 through August 1999) and Auditor (August
Denver, CO 80206                               1997 through December 1998) with PricewaterhouseCoopers
                                               LLP, a public accounting firm, and Senior Fund Accountant
DOB:1972                                       (January 1996 through July 1997) with INVESCO Funds Group.
-------------------------------------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com


Berger IPT - Large Cap Growth Fund o December 31, 2002 Annual Report

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                                                                         IPTLCGA

[BERGER FUNDS LOGO]